Cover	Dec. 29, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 29, 2023
Entity File Number	001-41860
Entity Registrant Name	AI Transportation Acquisition Corp
Entity Central Index Key	0001966734
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	10 East 53rd Street
Entity Address, Address Line Two	Suite 3001
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	+ (86)
Local Phone Number	1350 1152063
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Ordinary Share Par Value 0. 0001 Per Share And One Right To Acquire 18 [Member]
Title of 12(b) Security	Units, each consisting of one Ordinary Share, par value $0.0001 per share, and one right to acquire 1/8th of one Ordinary Share
Trading Symbol	AITRU
Security Exchange Name	NASDAQ
Ordinary Shares Included As Part Of Units [Member]
Title of 12(b) Security	Ordinary Shares included as part of the Units
Trading Symbol	AITR
Security Exchange Name	NASDAQ
Rights Included As Part Of Units [Member]
Title of 12(b) Security	Rights included as part of the Units
Trading Symbol	AITRR
Security Exchange Name	NASDAQ